Fixed Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,032	¥ 34,597	¥ 26,104
Accumulated depreciation and impairment	(2,428)	(16,694)	(13,629)
Fixed assets, net	2,604	17,903	12,475
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,809	26,186	18,354
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	606	4,168	4,003
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	315	2,168	1,956
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	28	190	80
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	118	813	690
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	51	352	341
Construction in Progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 105	¥ 720	¥ 680